Notes to the Consolidated Statements of Financial Position - Schedule of Cash, Cash Equivalents and Financial Assets (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash, Cash Equivalents and Financial Assets [Abstract]
Current and non current financial assets (securities and accrued interest)	€ 28,434,961	€ 37,316,756
Cash and cash equivalents	8,354,358	14,983,597
Total assets exposed to the risk	€ 36,789,319	€ 52,300,353